Condensed Consolidated Statements of Changes in of Stockholders' Equity - USD ($)	Preferred Stock [Member] Series A Preferred Stock [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2022	$ 300	$ 328	$ 751	$ 3,087,037	$ (507,641)	$ 2,580,775
Balance, shares at Dec. 31, 2022	3,000,000	3,275,000	7,514,379
Common shares issued for compensation			$ 63	1,221,437		1,221,500
Common shares issued for compensation, shares			625,000
Common shares and warrant units issued for cash			$ 31	1,005,218		1,005,249
Common shares and warrant units issued for cash, shares			314,141
Common shares issued for asset acquisition			$ 28	545,597		545,625
Common shares issued for asset acquisition, shares			281,250
Accretion of stock-based compensation and professional fees				2,395,200		2,395,200
Relative fair value of warrants issued with convertible debt				132,658		132,658
Contributed services				210,000		210,000
Net loss					(6,314,649)	(6,314,649)
Balance at Dec. 31, 2023	$ 300	$ 328	$ 873	8,597,147	(6,822,290)	1,776,358
Balance, shares at Dec. 31, 2023	3,000,000	3,275,000	8,734,770
Relative fair value of warrants issued with convertible debt				76,802		76,802
Net loss					(1,143,860)	(1,143,860)
Common shares issued for professional services rendered			$ 5	97,995		$ 98,000
Common shares issued for professional services rendered, shares			50,000			50,000
Balance at Mar. 31, 2024	$ 300	$ 328	$ 878	8,771,944	(7,966,150)	$ 807,300
Balance, shares at Mar. 31, 2024	3,000,000	3,275,000	8,784,770
Balance at Dec. 31, 2023	$ 300	$ 328	$ 873	8,597,147	(6,822,290)	1,776,358
Balance, shares at Dec. 31, 2023	3,000,000	3,275,000	8,734,770
Common shares issued for compensation			$ 79	2,852,569		$ 2,852,648
Common shares issued for compensation, shares			789,199			450,000
Common shares and warrant units issued for cash			$ 15	488,987		$ 489,002
Common shares and warrant units issued for cash, shares			152,813
Relative fair value of warrants issued with convertible debt				76,802		76,802
Net loss					(7,428,461)	(7,428,461)
Common shares issued for cash			$ 102	4,179,398		4,179,500
Common shares issued for cash, shares			1,020,000
Common shares issued upon exercise of warrants			$ 78	878,630		878,708
Common shares issued upon exercise of warrants, shares			775,237
Common shares issued upon the conversion of series A preferred stock	$ (300)		$ 150	150
Common shares issued upon the conversion of series A preferred stock, shares	(3,000,000)		1,500,000
Common shares issued upon the conversion of series B preferred stock		$ (328)	$ 131	197
Common shares issued upon the conversion of series B preferred stock, shares		(3,275,000)	1,310,000
Fair value of options and warrants				241,336		241,336
Common shares issued upon the conversion of convertible debt			$ 25	808,507		808,532
Common shares issued upon the conversion of convertible debt, shares			252,666
Balance at Dec. 31, 2024			$ 1,453	18,123,723	(14,250,751)	3,874,425
Balance, shares at Dec. 31, 2024			14,534,685
Net loss					(3,965,017)	(3,965,017)
Fair value of options and warrants				233,712		233,712
Stock based compensation in relation to restricted stock awards			$ 64	2,435,561		2,435,625
Stock based compensation in relation to restricted stock awards, shares			637,500
Contributed capital				64,615		64,615
Balance at Mar. 31, 2025			$ 1,517	$ 20,857,611	$ (18,215,768)	$ 2,643,360
Balance, shares at Mar. 31, 2025			15,172,185